Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2017
02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 | Medical Equipment and Systems Portfolio
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The fund normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment, devices, and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment, devices, and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.